Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

18.Income taxes

The income tax allowance differs from the amount resulting from the application of the combined Canadian income tax rate as follows:

	Year Ended	Year Ended	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Loss before income taxes	$(28,128,292)	$(30,930,647)	$(31,638,244)
Statutory income tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	(7,453,997)	$(8,196,621)	$(8,384,135)
Non-taxable income or non-deductible expenses	791,087	$756,834	$511,078
Tax rate differential and other	(73,479)	$85,064	$168,007
Unapplied non-capital losses	6,736,389	$7,354,723	$7,705,050
	$—	$—	$—

During the year ended December 31, 2023, the Corporation received refundable investment tax credits (“ITCs”), for qualifying scientific research and experimental development (“SRED”) expenses, of $149,739 related to its 2021 Canadian income tax return (December 31, 2022 - $164,443 related to its 2020 Canadian income tax return, December 31, 2021 - $93,076 related to its 2018 Canadian income tax return). The Corporation intends to claim non-refundable ITCs on its 2023 Canadian income tax returns. The amount of the qualifying SRED expenses and ITCs are unknown at the date of the audit report.

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. The significant components of the deferred tax assets and liabilities not recognized as at December 31, 2023, 2022 and 2021 are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Unrecognized deferred tax assets: Non-capital losses carried forward	$117,277,753	$91,857,418	$64,266,641
Share issue costs	354,182	496,824	744,506
Scientific Research & Experimental Development	7,707,728	5,080,385	2,037,231
Total unrecognized deferred tax asset	$125,339,663	$97,434,627	$67,048,378

18.Income taxes (continued)

The tax losses expire between 2036 and 2043. The other temporary differences do not expire under current legislation.

2036	$1,368,251
2037	5,394,543
2038	636,497
2039	9,573,962
2040	15,090,248
2041	26,175,446
2042	33,618,471
2043	25,420,335
$117,277,753

As at December 31, 2023, the Corporation had scientific research and experimental development deduction carryforward balance of $7,707,728 (December 31, 2022 - $5,080,385, December 31, 2021 - $2,037,231).